Goodwill and Other Intangible Assets - Additional Information (Detail)	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 9,500,000
Core Deposit Intangible	$ 602,000